Subsequent Event	12 Months Ended
Aug. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT

26. SUBSEQUENT EVENT

Resale of Class A Ordinary Shares

On October 1, 2025, all of the Selling Shareholders have obtained the partial waivers from the underwriters to Company’s initial public offering to conduct resale offering, which the underwriters released the lock-up of 2,960,000 Class A Ordinary Shares held by the Selling Shareholders, so that 2,960,000 Class A Ordinary Shares out of the 6,000,000 Class A Ordinary Shares registered in this registration statement could be sold by the Selling Shareholders immediately once this registration statement is declared effective.

Of the 6,000,000 Class A Ordinary Shares that may be offered or sold by Selling Shareholders pursuant to this prospectus in this resale offering, 3,040,000 Class A Ordinary Shares are subject to the lock-up restrictions under the Lock-Up Agreements after the partial release of the lock-up.

The Group has assessed all events occurred from August 31, 2025, up through January 14, 2026, which is the date that these consolidated financial statements are available to be issued. Save as disclosed above and elsewhere in this report, there are not any material subsequent events that would require disclosure in these consolidated financial statements.